CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total Parent company's interest	Capital	Treasury Stocks	Capital Reserve	Legal reserve	Tax Incentives Reserve	Investments and working capital reserve	Retained earnings	Operations with noncontrolling interests	Gains and losses on net investment hedge	Gains and losses on financial instruments	Cumulative translation adjustment	Pension Plan	Stock Options	Non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2017	R$ 23,612,848	R$ 19,249,181	R$ (76,085)	R$ 11,597	R$ 628,228	R$ 611,531	R$ 2,075,615	R$ 0	R$ (2,870,831)	R$ (4,552,984)	R$ (27,381)	R$ 8,841,450	R$ (472,458)	R$ 194,985	R$ 248,706	R$ 23,861,554
Net income	2,303,868	0	0	0	0	0	0	2,303,868	0	0	0	0	0	0	22,514	2,326,382
Other comprehensive income (loss) recognized in the year	364,860	0	0	0	0	0	0	0	0	(1,491,274)	11,817	1,692,162	152,155	0	22,066	386,926
Total comprehensive income for the year, net of tax	2,668,728	0	0	0	0	0	0	2,303,868	0	(1,491,274)	11,817	1,692,162	152,155	0	44,580	2,713,308
Assignment of preferred shares	18,984	0	11,622	0	0	0	7,362	0	0	0	0	0	0	0	0	18,984
Stock option expenses recognized in the year	(35,836)	0	0	0	0	0	0	0	0	0	0	0	0	(35,836)	(97)	(35,933)
Treasury stocks	(243,396)	0	(243,396)	0	0	0	0	0	0	0	0	0	0	0	(327)	(243,723)
Effects of IAS 29 adoption in the subsidiary of Argentina	502,352	0	0	0	0	0	0	0	0	0	0	502,352	0	0	5,535	507,887
Stock option exercised during the year	23,277	0	27,433	0	0	0	(4,156)	0	0	0	0	0	0	0	77	23,354
Effect of interest changes in subsidiaries	6	0	0	0	0	0	0	0	6	0	0	0	0	0	(85,483)	(85,477)
Complementary Dividends	(51,020)	0	0	0	0	0	(51,020)	0	0	0	0	0	0	0	0	(51,020)
Destination of net income proposed to the shareholders
Legal reserve	0	0	0	0	115,193	0	0	(115,193)	0	0	0	0	0	0	0	0
Tax incentives reserve	0	0	0	0	0	17,051	0	(17,051)	0	0	0	0	0	0	0	0
Investments and working capital reserve	0	0	0	0	0	0	1,406,285	(1,406,285)	0	0	0	0	0	0	0	0
Dividends/interest on capital	(765,339)	0	0	0	0	0	0	(765,339)	0	0	0	0	0	0	(5,024)	(770,363)
Balance at end of period at Dec. 31, 2018	25,730,604	19,249,181	(280,426)	11,597	743,421	628,582	3,434,086	0	(2,870,825)	(6,044,258)	(15,564)	11,035,964	(320,303)	159,149	207,967	25,938,571
Net income	1,203,736	0	0	0	0	0	0	1,203,736	0	0	0	0	0	0	13,151	1,216,887
Other comprehensive income (loss) recognized in the year	361,845	0	0	0	0	0	0	0	0	(322,942)	3,502	726,845	(45,560)	0	10,637	372,482
Total comprehensive income for the year, net of tax	1,565,581	0	0	0	0	0	0	1,203,736	0	(322,942)	3,502	726,845	(45,560)	0	23,788	1,589,369
Stock option expenses recognized in the year	(13,249)	0	0	0	0	0	0	0	0	0	0	0	0	(13,249)	879	(12,370)
Stock option exercised during the year	29,405	0	37,884	0	0	0	(8,479)	0	0	0	0	0	0	0	6	29,411
Effect of interest changes in subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(1,586)	(1,586)
Complementary Dividends	(101)	0	0	0	0	0	(101)	0	0	0	0	0	0	0	0	(101)
Destination of net income proposed to the shareholders
Legal reserve	0	0	0	0	55,876	0	0	(55,876)	0	0	0	0	0	0	0	0
Tax incentives reserve	0	0	0	0	0	86,216	0	(86,216)	0	0	0	0	0	0	0	0
Investments and working capital reserve	0	0	0	0	0	0	705,105	(705,105)	0	0	0	0	0	0	0	0
Dividends/interest on capital	(356,539)	0	0	0	0	0	0	(356,539)	0	0	0	0	0	0	(13,628)	(370,167)
Balance at end of period at Dec. 31, 2019	26,955,701	19,249,181	(242,542)	11,597	799,297	714,798	4,130,611	0	(2,870,825)	(6,367,200)	(12,062)	11,762,809	(365,863)	145,900	217,426	27,173,127
Net income	2,365,763	0	0	0	0	0	0	2,365,763	0	0	0	0	0	0	22,291	2,388,054
Other comprehensive income (loss) recognized in the year	2,228,336	0	0	0	0	0	0	0	0	(2,504,914)	(1,972)	4,787,263	(52,041)	0	37,606	2,265,942
Total comprehensive income for the year, net of tax	4,594,099	0	0	0	0	0	0	2,365,763	0	(2,504,914)	(1,972)	4,787,263	(52,041)	0	59,897	4,653,996
Stock option expenses recognized in the year	15,375	0	0	0	0	0	0	0	0	0	0	0	0	15,375	15	15,390
Stock option exercised during the year	9,596	0	13,233	0	0	0	(3,637)	0	0	0	0	0	0	0	0	9,596
Effect of interest changes in subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	0	0	12,776	12,776
Complementary Dividends	(13)	0	0	0	0	0	(13)	0	0	0	0	0	0	0	0	(13)
Destination of net income proposed to the shareholders
Legal reserve	0	0	0	0	109,649	0	0	(109,649)	0	0	0	0	0	0	0	0
Tax incentives reserve	0	0	0	0	0	172,792	0	(172,792)	0	0	0	0	0	0	0	0
Investments and working capital reserve	0	0	0	0	0	0	1,368,835	(1,368,835)	0	0	0	0	0	0	0	0
Dividends/interest on capital	(714,487)	0	0	0	0	0	0	(714,487)	0	0	0	0	0	0	(65,175)	(779,662)
Balance at end of period at Dec. 31, 2020	R$ 30,860,271	R$ 19,249,181	R$ (229,309)	R$ 11,597	R$ 908,946	R$ 887,590	R$ 5,495,796	R$ 0	R$ (2,870,825)	R$ (8,872,114)	R$ (14,034)	R$ 16,550,072	R$ (417,904)	R$ 161,275	R$ 224,939	R$ 31,085,210